L N | Strategic Advisers Multi-Manager 2025 Fund
Fund Summary Fund/Class: Strategic Advisers® Multi-Manager 2025 Fund/L, N
Investment Objective
The fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees L N Strategic Advisers Multi-Manager 2025 Fund (USD $)	Class L	Class N
Shareholder fees (fees paid directly from your investment)	none	none

Annual operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses L N Strategic Advisers Multi-Manager 2025 Fund		Class L	Class N
Management fee		none	none
Distribution and/or Service (12b-1) fees		none	0.25%
Other expenses	[1]	0.21%	0.21%
Acquired fund fees and expenses	[1]	0.85%	0.85%
Total annual operating expenses		1.06%	1.31%
Fee waiver and/or expense reimbursement	[2]	0.11%	0.11%
Total annual operating expenses after fee waiver and/or expense reimbursement		0.95%	1.20%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed to reimburse Class L and Class N of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.10% for Class L and 0.35% for Class N. These arrangements will remain in effect through May 31, 2016. Strategic Advisers may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example L N Strategic Advisers Multi-Manager 2025 Fund (USD $)	Class L	Class N
1 year	97	122
3 years	313	391
5 years	561	695
10 years	1,272	1,557

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell non-affiliated funds or other types of securities directly (including non-affiliated exchange traded funds). If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 88% of the average value of its portfolio.
Principal Investment Strategies
  Strategic Advisers, Inc. (Strategic Advisers) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying domestic equity, international equity, bond and short-term affiliated funds (i.e., Strategic Advisers and Fidelity funds) and non-affiliated funds that participate in Fidelity's FundsNetwork®.
  Allocating assets among underlying affiliated funds and non-affiliated funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2025).
  Using an asset allocation among underlying funds as of March 31, 2014, of approximately:

Domestic Equity Funds	51.6%

International Equity Funds	21.9%

Bond Funds	26.1%

Short-Term Funds	0.4%
  Providing exposure to multiple investment managers through investment in underlying affiliated and non-affiliated funds.

Principal Investment Risks
  Multiple Sub-Adviser Risk. Separate investment decisions and the resulting purchase and sale activities of an underlying fund's sub-advisers might adversely affect an underlying fund's performance or lead to disadvantageous tax consequences.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Investing in ETFs. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance is not an indication of future performance.

Visit www.401k.com and log in or www.fidelity.com for updated return information.

Performance history will be available for Class L and Class N after Class L and Class N have been in operation for one calendar year.
Year-by-Year Returns Calendar Year	[1]
[1]	The returns shown above are for Strategic Advisers Multi-Manager 2025 Fund, a class of shares of the fund that is not offered through this prospectus. Class L and Class N would have substantially similar annual returns to Strategic Advisers Multi-Manager 2025 Fund because the classes are invested in the same portfolio of securities. Class L's and Class N's returns would differ from Strategic Advisers Multi-Manager 2025 Fund's returns to the extent that the classes do not have the same expenses.

During the period shown in the chart:	Returns	Quarter ended
Highest Quarter Return	5.92%	December 31, 2013
Lowest Quarter Return	-0.89%	June 30, 2013
Year-to-Date Return	1.43%	March 31, 2014

Average Annual Returns For the periods ended December 31, 2013
Average Annual Total Returns L N Strategic Advisers Multi-Manager 2025 Fund	Past 1 year		Life of class		Inception Date
Class: Strategic Advisers Multi-Manager 2025 Fund	15.95%	[1]	15.00%	[1],[2]	Dec. 20, 2012
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	32.39%		29.83%	[2]	Dec. 20, 2012
Strategic Advisers Multi-Manager 2025 Composite Index℠ (reflects no deduction for fees or expenses)	19.18%		17.90%	[2]	Dec. 20, 2012
[1]	The returns shown above are for Strategic Advisers Multi-Manager 2025 Fund, a class of shares of the fund that is not offered through this prospectus. Class L and Class N would have substantially similar annual returns to Strategic Advisers Multi-Manager 2025 Fund because the classes are invested in the same portfolio of securities. Class L's and Class N's returns would differ from Strategic Advisers Multi-Manager 2025 Fund's returns to the extent that the classes do not have the same expenses.
[2]	From December 20, 2012.

[1]	The returns shown above are for Strategic Advisers Multi-Manager 2025 Fund, a class of shares of the fund that is not offered through this prospectus. Class L and Class N would have substantially similar annual returns to Strategic Advisers Multi-Manager 2025 Fund because the classes are invested in the same portfolio of securities. Class L's and Class N's returns would differ from Strategic Advisers Multi-Manager 2025 Fund's returns to the extent that the classes do not have the same expenses.